CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 242.7	$ 89.7
Accounts receivables, net	294.5	175.8
Amount due from related party	62.7	248.3
Other current assets	138.4	54.7
Total current assets	738.3	568.5
Non-current assets
Drilling units	5,141.1	3,448.3
Goodwill	3.2	0
Deferred tax assets	16.9	9.8
Other non-current assets	447.0	46.0
Total non-current assets	5,608.2	3,504.1
Total assets	6,346.5	4,072.6
Current liabilities
Current portion of long-term debt	76.5	0
Current portion of long-term related party debt	40.4	108.3
Related party revolving credit facility	0	125.9
Trade accounts payable and accruals	7.9	9.1
Related party payable	275.8	292.1
Other current liabilities	227.4	118.7
Total current liabilities	628.0	654.1
Non-current liabilities:
Long-term debt	3,227.4	0
Long-term related party debt	306.1	1,826.4
Related party discount notes	0	299.9
Deferred consideration to related party	111.2	0
Other non-current liabilities	29.5	37.6
Total non-current liabilities	3,674.2	2,163.9
Commitments and contingencies
Members' Capital:
Common unitholders (issued 75,278,250 units)	913.3	280.2
Subordinated unitholders (issued 16,543,350 units)	11.7	18.8
Seadrill member interest	3.2	0
Total members’ capital	928.2	299.0
Non-controlling interest	1,116.1	955.6
Total equity	2,044.3	1,254.6
Total liabilities and equity	$ 6,346.5	$ 4,072.6